Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events
Since 2020, the outbreak of the
COVID-19
pandemic has spread worldwide, caused and may continue to cause, companies including the Group, to implement temporary adjustments of work schemes allowing employees to work from home and other measures that may impact the operation. The Company have taken various preventative and quarantine measures, however, the situation in China and other countries and regions is still evolving, bringing with it unprecedented levels of macroeconomic disruption and uncertainties across the globe. It also caused significant volatility across the financial markets. The Company believes that its current cash and cash equivalents, together with cash generating from operating or financing activities, will be sufficient to meet its present anticipated working capital requirements and capital expenditures. However, the extent to which COVID-19 impacts the operating results, or the volatility in financial markets, will depend on future developments, which are highly uncertain and cannot be predicted. As a result, the Company cannot reasonably estimate the impact to its future results of operations, cash flows, or financial condition for the remainder of fiscal year 2022.